Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of accounts receivable from related parties
Name of related party	December 31, 2019	December 31, 2018

(d) Beijing Xuete	$34,754	$34,310
(e) Shenzhen Boruiju	$-	$35,889
(f) Dongguan Artist Network	$-	$21,807
(g) Hangzhou Guanding	$-	$21,807
(h) Hangzhou Jituji	$-	$37,799
(j) Guizhou United World	$18,704	$-

Total	$53,458	$151,612

Schedule of prepayments - related parties

Name of related party	December 31, 2019	December 31, 2018
(b) Xuete	$125,119	$-
(e) Shenzhen Boruiju	$143,325	$-
(f) Dongguan Artist Network	$23,997	$-
(i) Wanshangbao	$10,900	$-
(j) Guizhou United World	$1,781	$-
(k) Huoerguosi Guoranfeifan	$45,604	$-

Total	$350,726	$-

Schedule of advance from customer related parties
Name of related party	December 31, 2019	December 31, 2018
(c) Sanshui Yijia	$-	$581,526
Total	$-	$581,526